Document and Entity Information	May 22, 2020
Risk/Return:
Registrant Name	Voyageur Mutual Funds III
Document Type	497
Document Period End Date	May 22, 2020
Amendment Flag	false
Central Index Key	0000763749
Document Effective Date	May 22, 2020
Document Creation Date	May 22, 2020
Prospectus Date	Feb. 28, 2020
Entity Inv Company Type	N-1A
Delaware Select Growth Fund | Class A
Risk/Return:
Trading Symbol	DVEAX
Delaware Select Growth Fund | Class C
Risk/Return:
Trading Symbol	DVECX
Delaware Select Growth Fund | Class R
Risk/Return:
Trading Symbol	DFSRX
Delaware Select Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	VAGGX